Taxes, Amounts to be Restituted to Customers, Income Tax and Social Contribution - Summary of Income Tax and Social Contribution Tax (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of taxes, income tax and social contribution tax [abstract]
Income tax	R$ 83	R$ 88
Social contribution tax	29	27
Total income and social contribution tax	R$ 112	R$ 115